As filed with the Securities and Exchange Commission on August 16, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2016

Date of reporting period:  June 30, 2016

Item 1. Schedules of Investments.
Chase Growth Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.9%
	Air Freight - 2.4%
12,850	FedEx Corp.	$1,950,373

	Auto/Auto Parts - 2.3%
6,890	O'Reilly Automotive, Inc. *	1,867,879

	Beverage - 5.4%
10,940	Constellation Brands, Inc. - Class A	1,809,476
24,800	PepsiCo, Inc.	2,627,312
		4,436,788
	Broadcast Media - 3.6%
45,100	Comcast Corp. - Class A	2,940,069

	Building - 2.3%
9,710	Martin Marietta Materials, Inc.	1,864,320

	Computer - Networking - 3.0%
86,100	Cisco Systems, Inc.	2,470,209

	Computer Software - 6.2%
22,440	Check Point Software Technologies Ltd. +*	1,788,019
55,160	Paychex, Inc.	3,282,020
		5,070,039
	Computer Software - Gaming - 3.9%
41,900	Electronic Arts, Inc. *	3,174,344

	Conglomerates - 6.3%
28,400	Danaher Corp.	2,868,400
19,910	Honeywell International, Inc.	2,315,931
		5,184,331
	Consumer Finance - 2.5%
38,100	Discover Financial Services	2,041,779

	Drugs - Proprietary - 2.0%
26,500	AbbVie, Inc.	1,640,615

	Electrical Instruments - 2.9%
16,190	Thermo Fisher Scientific, Inc.	2,392,234

	Finance/Banks - 2.3%
15,410	Signature Bank *	1,925,017

	Finance/Information Services - 6.7%
28,030	Fiserv, Inc. *	3,047,702
33,170	Visa, Inc. - Class A	2,460,219
		5,507,921
	Financial Services - Miscelleanous - 2.2%
7,080	Intercontinental Exchange, Inc.	1,812,197

	Food - 3.3%
41,000	Tyson Foods, Inc. - Class A	2,738,390

	Footwear - 2.0%
30,200	Nike, Inc. - Class B	1,667,040

	Health Care Benefits - 2.7%
15,810	UnitedHealth Group, Inc.	2,232,372

	Household Products - 2.2%
36,893	Newell Brands, Inc.	1,791,893

	Internet Software & Services - 6.2%
4,299	Alphabet, Inc. - Class A *	3,024,475
18,560	Facebook, Inc. - Class A *	2,121,037

		5,145,512
	Leisure Time - 2.0%
17,170	Walt Disney Co.	1,679,570

	Medical Products - 2.0%
16,790	Edwards Lifesciences Corp. *	1,674,467

	Restaurants - 1.9%
26,900	Starbucks Corp.	1,536,528

	Retail - Discount - 5.6%
27,500	Dollar Tree, Inc. *	2,591,600
36,400	Ross Stores, Inc.	2,063,516
		4,655,116
	Retail - Home Improvement - 3.8%
24,800	Home Depot, Inc.	3,166,712

	Retail Drug Stores - 3.2%
27,300	CVS Health Corp.	2,613,702

	Retail Grocers - 1.7%
39,000	Kroger Co.	1,434,810

	Semiconductors - 1.2%
16,200	Skyworks Solutions, Inc.	1,025,136

	Service Companies - 2.4%
33,900	Cognizant Technology Solutions Corp. - Class A *	1,940,436

	Telecommunication Services - 1.7%
24,500	Verizon Communications, Inc.	1,368,080

	TOTAL COMMON STOCKS (Cost $61,313,359)	78,947,879

	SHORT-TERM INVESTMENTS - 4.5%
3,718,198	Invesco STIT Treasury Portfolio - Institutional Class, 0.27% #	3,718,198
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,718,198)	3,718,198
	Total Investments in Securities (Cost $65,031,557) - 100.40%	82,666,077
	Liabilities in Excess of Other Assets - (0.40)%	(332,222)
	NET ASSETS - 100.00%	$82,333,855

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at June 30, 2016 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace/Aircraft - 3.3%
2,990	TransDigm Group, Inc. *	$788,433

	Auto/Auto Parts - 7.1%
5,900	Lear Corp.	600,384
18,900	LKQ Corp. *	599,130
1,930	O'Reilly Automotive, Inc. *	523,223
		1,722,737
	Building - 9.1%
3,830	Martin Marietta Materials, Inc.	735,360
21,300	Masco Corp.	659,022
445	NVR, Inc. *	792,251
		2,186,633
	Building Products - 2.1%
8,700	Fortune Brands Home & Security, Inc.	504,339

	Business Services - 2.6%
8,200	MSCI, Inc.	632,384

	Computer Software - 5.2%
8,535	j2 Global, Inc.	539,156
11,900	Paychex, Inc.	708,050
		1,247,206
	Containers - 2.8%
13,100	Bemis Company, Inc.	674,519

	Drugs - Proprietary - 2.6%
22,200	Akorn, Inc. *	632,367

	Electronics - 5.1%
5,040	Littelfuse, Inc.	595,678
9,400	Universal Display Corp. *	637,320
		1,232,998
	Finance/Banks - 2.3%
36,600	Umpqua Holdings Corp.	566,202

	Finance/Information Services - 4.4%
6,630	Euronet Worldwide, Inc. *	458,730
5,520	Fiserv, Inc. *	600,189
		1,058,919
	Financial Services - Miscelleanous - 2.5%
9,400	Nasdaq, Inc.	607,898

	Food - 5.5%
16,300	Pinnacle Foods, Inc.	754,527
8,700	Tyson Foods, Inc. - Class A	581,073
		1,335,600
	Health Care Benefits - 3.3%
11,100	Centene Corp. *	792,207

	Health Care Services - 6.4%
8,300	AmSurg Corp. *	643,582
5,100	PAREXEL International Corp. *	320,688
8,700	VCA, Inc. *	588,207

		1,552,477
	Household Products - 5.6%
5,500	Church & Dwight Co., Inc.	565,895
6,660	Spectrum Brands Holdings, Inc.	794,605
		1,360,500
	Industrial Distributors - 5.1%
12,100	Beacon Roofing Supply, Inc. *	550,187
13,000	Owens Corning	669,760
		1,219,947
	Leisure Time - 5.5%
16,700	Cinemark Holdings, Inc.	608,882
11,200	Thor Industries, Inc.	725,088
		1,333,970
	Machinery - 3.4%
9,400	Toro Co.	829,080

	Medical Supplies - 5.3%
3,350	C.R. Bard, Inc.	787,786
6,500	West Pharmaceutical Services, Inc.	493,220
		1,281,006
	Personal Care - 2.8%
2,730	Ulta Salon, Cosmetics & Fragrance, Inc. *	665,137

	Semiconductors - 2.6%
19,500	Microsemi Corp. *	637,260

	Telecommunication Services - 2.7%
20,800	CommScope Holding Co., Inc. *	645,424

	TOTAL COMMON STOCKS (Cost $19,462,214)	23,507,243

	SHORT-TERM INVESTMENTS - 3.5%
837,408	Invesco STIT Treasury Portfolio - Institutional Class, 0.27% #	837,408
	TOTAL SHORT-TERM INVESTMENTS (Cost $837,408)	837,408
	Total Investments in Securities (Cost $20,299,622) - 100.80%	24,344,651
	Liabilities in Excess of Other Assets - (0.80)%	(194,395)
	NET ASSETS - 100.00%	$24,150,256

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of June 30, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
June 30, 2016 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Fund” or “Funds”) investments in securities are carried at their fair value. Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2016:

Chase Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$19,304,807	$-	$-	$19,304,807
Consumer Staples	11,223,690	-	-	11,223,690
Financials	5,778,993	-	-	5,778,993
Health Care	7,939,688	-	-	7,939,688
Industrials	7,134,704	-	-	7,134,704
Materials	1,864,320	-	-	1,864,320
Technology	24,333,597	-	-	24,333,597
Telecommunication Services	1,368,080	-	-	1,368,080
Total Common Stocks	78,947,879	-	-	78,947,879
Short-Term Investments	3,718,198	-	-	3,718,198
Total Investments in Securities	$82,666,077	$-	$-	$82,666,077

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,514,095	$-	$-	$4,514,095
Consumer Staples	2,696,100	-	-	2,696,100
Financials	1,806,484	-	-	1,806,484
Health Care	4,258,057	-	-	4,258,057
Industrials	4,000,821	-	-	4,000,821
Materials	1,409,879	-	-	1,409,879
Technology	4,821,807	-	-	4,821,807
Total Common Stocks	23,507,243	-	-	23,507,243
Short-Term Investments	837,408	-	-	837,408
Total Investments in Securities	$24,344,651	$-	$-	$24,344,651

Refer to the Funds’ schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at June 30, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended June 30, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2016 was as follows*:

Chase Growth Fund

Cost of investments	$65,031,557

Gross unrealized appreciation	$18,495,179
Gross unrealized depreciation	(860,659)
Net unrealized appreciation	$17,634,520

Chase Mid-Cap Growth Fund

Cost of investments	$20,300,220

Gross unrealized appreciation	$4,388,715
Gross unrealized depreciation	(344,284)
Net unrealized appreciation	$4,044,431

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date  8/8/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 8/8/2016

By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer

Date 8/8/2016

* Print the name and title of each signing officer under his or her signature.